Deferred Revenue	12 Months Ended
Dec. 31, 2015
Deferred Revenue [Abstract]
Deferred Revenue

6. Deferred revenue

During the course of business projects, the Company’s Subsidiary, ENG requires front end funding to acquire the required materials and begin production. Customers are billed in advance of production to secure the necessary resources to facilitate timely completion of the project. As of December 31, 2015, the Company had $1.8 million of deferred revenue relating to its ENG subsidiary operations. Deferred revenue of $2.6 million at December 31, 2014 related primarily to our Boeing contract (See Note 13).